John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

October 4, 2017

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:      World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, on behalf of its series Global Strategic Income Fund (the “Fund”), please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.

The Trust is filing the proxy statement to solicit shareholder votes on proposals to change the adviser and sub-adviser to the Fund, as well as a change in the Fund’s name, investment objective, investment strategies and restrictions.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.